Investment in Limestone- Additional Information (Details)		12 Months Ended
	May 14, 2021 USD ($) item	Aug. 31, 2025 USD ($) $ / shares	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2025 $ / shares	Jul. 18, 2023 $ / shares	Jul. 18, 2023 $ / shares
Investment in Limestone
Purchase of senior unsecured subordinated convertible debentures | item	3,400
Aggregate amount of debentures	$ 2,807,829	$ 0	$ 0	$ 84,167
Borrowings interest rate	10.00%
Debt Term	36 months
Conversion price | (per share)		$ 0.3			$ 0.36
Closing date of issuance of debentures		120 days
Days prior to end of term		30 days
Share price | (per share)		$ 0.41			$ 0.5
Common Share for consecutive trading days		20 days
Period for conversion		30 days
Impairment loss on debentures				1,958,514
Net income (loss) for change in the fair value of the Debentures		$ 0	$ 0	$ 65,996
Conversion price of debenture into common shares | (per share)						$ 0.054	$ 0.071
Fair value of investment		$ 0